Leases - Operating Subleases (Details) $ in Millions	Jun. 30, 2021 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
July 1 - December 31, 2021	$ 14
Year ended December 31, 2022	28
Year ended December 31, 2023	28
Year ended December 31, 2024	21
2024 and thereafter	20
Total	$ 111